NXG Cushing Midstream Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	August 31, 2023

		Fair
Common Stock - 72.0%	Shares	Value
E&P - 2.2%
Ovinitiv Inc.	40,000	$1,878,400

Fuel Cell Vehicles - 0.5%
Plug Power Inc.(2)	50,000	423,000

General Partnerships - 5.6%
Enlink Midstream LLC(1)	380,000	4,727,200

Integrated Oil - 2.1%
Cenovus Energy Inc.(3)	90,000	1,793,700

Large Cap Diversified C Corps - 23.9%
Cheniere Energy, Inc.	33,000	5,385,600
Kinder Morgan, Inc.(1)	220,000	3,788,400
ONEOK, Inc.(1)	55,000	3,586,000
Pembina Pipeline Corporation(1)(3)	117,000	3,636,360
Williams Companies, Inc.(1)	110,000	3,798,300
		20,194,660
Natural Gas Gatherers & Processors - 16.6%
Antero Midstream Corporation	180,000	2,181,600
DT Midstream, Inc.	70,000	3,660,300
Targa Resources Corporation(1)	95,000	8,193,750
		14,035,650
Natural Gas Transportation & Storage - 3.9%
Equitrans Midstream Corporation	340,000	3,264,000

Refiners - 3.0%
Marathon Petroleum Corporation(1)	18,000	2,569,860

Solar - 4.0%
Atlantica Sustainable Infrastructure PLC	150,000	3,367,500

Solar Energy Equipment - 1.6%
Enphase Energy, Inc.(2)	7,000	885,710
Sunrun, Inc.(1)(2)	30,000	468,900
		1,354,610
Solar Equipment - 2.1%
Array Technlologies Inc.(2)	71,000	1,765,770

Solar Power - 2.0%
FTC Solar, Inc.(2)	213,000	400,440
Stem, Inc.(2)	164,000	834,760
Sunnova Energy International, Inc.(2)	32,000	445,120
		1,680,320
Utilities - 2.5%
NextEra Energy, Inc.(1)	32,000	2,137,600

YieldCo - 2.0%
Clearway Energy, Inc.(1)	69,000	1,709,130
Total Common Stocks (Cost $59,385,823)		$60,901,400

MLP Investments and Related Companies - 46.9%	Units
Crude Oil & Refined Products - 3.6%
Genesis Energy L.P.	310,000	$3,065,900

Large Cap Diversified C Corps - 8.7%
Plains GP Holdings, L.P.(1)	460,000	7,378,400

Large Cap MLP - 16.5%
Energy Transfer, L.P.(1)	520,000	7,004,400
Enterprise Products Partners L.P.	130,000	3,459,300
MPLX, L.P.(1)	100,000	3,489,000
		13,952,700
Natural Gas Gatherers & Processors - 8.1%
Hess Midstream, L.P.(1)	135,000	3,901,500
Western Midstream Partners, L.P.(1)	110,000	2,935,900
		6,837,400
Upstream MLPs - 7.6%
TXO Energy Partners, L.P.	154,000	3,274,040
Viper Energy Partners, L.P.	111,700	3,107,494
		6,381,534
YieldCo - 2.4%
NextEra Energy Partners, L.P.(1)	40,000	1,995,200
Total MLP Investments and Related Companies (Cost $38,344,679)		$39,611,134

Preferred Stock - 3.0%
Crude Oil & Refined Products - 0.6%
NGL Energy Partners, L.P.(1)(2)	20,313	$489,137

Utilities - 2.4%
NextEra Energy Capital Holdings, Inc.(1)	81,000	2,035,530
Total Preferred Stock (Cost $2,549,836)		$2,524,667

Short-Term Investments - Investment Companies - 3.1%	Shares
First American Government Obligations Fund - Class X, 5.25%(4)	1,323,478	$1,323,478
First American Treasury Obligations Fund - Class X, 5.26%(4)	1,323,478	1,323,478
Total Short-Term Investments - Investment Companies (Cost $2,646,956)		$2,646,956

Total Investments - 125.0% (Cost $102,927,294)		$105,684,157
Liabiliities in Excess of Other Assets - (25.0)%		(21,166,471)
Net Assets Applicable to Common Stockholders - 100.0%		$84,517,686

(1)	All or a portion of these securities are held as collateral pursuant to the loan agreements.
(2)	No distribution or dividend was made during the period ended August 31, 2023. As such, it is classified as a non-income producing security as of August 31, 2023.
(3)	Foreign issued security. Foreign concentration is as follows: Canada 6.42%, United Kingdom 3.98%.
(4)	Rate reported is the current yield as of August 31, 2023.

Fair Value Measurements

Various inputs that are used in determining the fair value of the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

These inputs are summarized in the three broad levels listed below.

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	August 31, 2023	(Level 1)	(Level 2)	(Level 3)
Assets Equity Securities
Common Stock (a)	$60,901,400	$60,901,400	$-	$-
Master Limited Partnerships and Related Companies (a)	39,611,134	39,611,134	-	-
Preferred Stock (a)	2,524,667	2,524,667	-
Total Equity Securities	103,037,201	103,037,201	-	-
Other Short Term Investments (a)	2,646,956	2,646,956	-	-
Total Other	2,646,956	2,646,956	-	-
Total Assets	$105,684,157	$105,684,157	$-	$-

(a)	All other industry classifications are identified in the Schedule of Investments. The Fund did not hold Level 3 investments at any time during the period ended August 31, 2023.

Transfers into and out of each level are measured at fair value at the end of the period.  There were no transfers between any levels during the period ended August 31, 2023.